Significant accounting policies - Summary of material subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Turkiye | Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Disclosure of subsidiaries [line items]
Subsidiary	Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Location	Turkiye
Ownership interest	100.00%
Operations and development projects owned	Kişladağ MineEfemçukuru Mine
Greece | Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
Subsidiary	Hellas Gold Single Member S.A. ("Hellas")
Location	Greece
Ownership interest	100.00%
Operations and development projects owned	Olympias Mine Stratoni MineSkouries Project
Greece | Thracean Gold Mining SA
Disclosure of subsidiaries [line items]
Subsidiary	Thracean Gold Mining SA
Location	Greece
Ownership interest	100.00%
Operations and development projects owned	Perama Hill Project
Greece | Thrace Minerals SA
Disclosure of subsidiaries [line items]
Subsidiary	Thrace Minerals SA
Location	Greece
Ownership interest	100.00%
Operations and development projects owned	Sapes Project
Canada | Eldorado Gold (Quebec) Inc.
Disclosure of subsidiaries [line items]
Subsidiary	Eldorado Gold (Québec) Inc.
Location	Canada
Ownership interest	100.00%
Operations and development projects owned	Lamaque Operations
Romania | Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Subsidiary	Deva Gold SA ("Deva") (1)
Location	Romania
Ownership interest	80.50%
Operations and development projects owned	Certej Project